NATURE OF OPERATIONS (Details)	12 Months Ended
Dec. 31, 2018 segment
Disclosure of detailed information about business combination [line items]
Number of operating segments (in segments)	3
Puna Operations Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	75.00%